General Information and Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
General information and significant accounting policies
General information and significant accounting policies
Company
Scorpio Tankers Inc. and its subsidiaries (together “we”, “our” or the “Company”) are engaged in the seaborne transportation of refined petroleum products in the international shipping markets. Scorpio Tankers Inc. was incorporated in the Republic of the Marshall Islands on July 1, 2009. On April 6, 2010, we closed on our initial public offering, and the common stock currently trades on the New York Stock Exchange under the symbol STNG.
In May 2017, we entered into definitive agreements to acquire Navig8 Product Tankers Inc ("NPTI"), including its fleet of 12 LR1 and 15 LR2 product tankers for approximately 55 million common shares of the Company and the assumption of NPTI's debt (herein referred to as "the Merger"). Part of the business was acquired in June 2017 when we acquired four subsidiaries of NPTI that owned four LR1 product tankers (the "NPTI Acquisition Vessels”), and the other part was acquired in September 2017 (the "September Closing") when the Merger closed.
Following the closing of the Merger, our fleet as of December 31, 2017 consisted of 107 owned or finance leased product tankers (14 Handymax, 43 MR, 12 LR1 and 38 LR2), 19 time or bareboat chartered-in product tankers (nine Handymax, nine MR and one LR2) and two MR product tankers under construction.
Our vessels are commercially managed by Scorpio Commercial Management S.A.M., or SCM, which is majority owned by the Lolli-Ghetti family of which, Mr. Emanuele Lauro, our Chairman and Chief Executive Officer, and Mr. Filippo Lauro, our Vice President, are members. SCM’s services include securing employment, in pools, in the spot market, and on time charters.
Our vessels are technically managed by Scorpio Ship Management S.A.M., or SSM, which is majority owned by the Lolli-Ghetti family. SSM facilitates vessel support such as crew, provisions, deck and engine stores, insurance, maintenance and repairs, and other services necessary to operate the vessels such as drydocks and vetting/inspection under a technical management agreement.
We also have an administrative services agreement with Scorpio Services Holding Limited, or SSH, which is majority owned by the Lolli-Ghetti family. The administrative services provided under this agreement primarily include accounting, legal compliance, financial, information technology services, and the provision of administrative staff and office space, which are contracted to subsidiaries of SSH. We pay our managers fees for these services and reimburse them for direct or indirect expenses that they incur in providing these services.
Basis of accounting
The consolidated financial statements incorporate the financial statements of Scorpio Tankers Inc. and its subsidiaries. The consolidated financial statements have been presented in United States dollars, or USD or $, which is the functional currency of Scorpio Tankers Inc. and all its subsidiaries, and have been authorized for issue by the Board of Directors on March 22, 2018. The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards, or IFRSs, as issued by the International Accounting Standards Board and on a historical cost basis, except for the revaluation of certain financial instruments.
All inter-company transactions, balances, income and expenses were eliminated on consolidation.
Going concern
The financial statements have been prepared in accordance with the going concern basis of accounting as described further in the “Liquidity risk” section of Note 24.
Significant Accounting Policies
The following is a discussion of our significant accounting policies that were in effect during the years ended December 31, 2017, 2016 and 2015. Beginning on January 1, 2018, we changed the methodology for recognizing revenue and voyage expenses to comply with the new accounting standards. This new accounting policy is discussed below under Standards and Interpretations issued and adopted in 2018.
Revenue recognition
Vessel revenue is measured at the fair value of the consideration received or receivable and represents amounts receivable for services provided in the normal course of business, net of discounts, and other sales-related or value added taxes.
Vessel revenue is comprised of time charter revenue, voyage revenue, and pool revenue.

(1)
Pool revenue for each vessel is determined in accordance with the profit sharing terms specified within each pool agreement. In particular, the pool manager aggregates the revenues and expenses of all of the pool participants and distributes the net earnings to participants based on:

•	the pool points (vessel attributes such as cargo carrying capacity, fuel consumption, and construction characteristics are taken into consideration); and

•
the number of days the vessel participated in the pool in the period. We recognize pool revenue on a monthly basis, when the vessel has participated in a pool during the period and the amount of pool revenue for the month can be estimated reliably. We receive estimated vessel earnings based on the known number of days the vessel has participated in the pool, the contract terms, and the estimated monthly pool revenue. On a quarterly basis, we receive a report from the pool which identifies the number of days the vessel participated in the pool, the total pool points for the period, the total pool revenue for the period, and the calculated share of pool revenue for the vessel. We review the quarterly report for consistency with each vessel’s pool agreement and vessel management records. The estimated pool revenue is reconciled quarterly, coinciding with our external reporting periods, to the actual pool revenue earned, per the pool report. Consequently, in our financial statements, reported revenues represent actual pooled revenues. While differences do arise in the performance of these quarterly reconciliations, such differences are not material to total reported revenues.

(2)	Time charter revenue is recognized as services are performed based on the daily rates specified in the time charter contract.

(3)
Voyage charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate. Revenue from voyage charter agreements was recognized as voyage revenue on a pro-rata basis over the duration of the voyage on a discharge to discharge basis. In the application of this policy, we did not begin recognizing revenue until (i) the amount of revenue could be measured reliably, (ii) it was probable that the economic benefits associated with the transaction would flow to the entity, (iii) the transactions stage of completion at the balance sheet date could be measured reliably and (iv) the costs incurred and the costs to complete the transaction could be measured reliably.

Voyage expenses
Voyage expenses, which primarily include bunkers, port charges, canal tolls, cargo handling operations and brokerage commissions paid by us under voyage charters, were expensed ratably over the estimated length of each voyage, which can be allocated between reporting periods based on the timing of the voyage. The impact of recognizing voyage expenses ratably over the length of each voyage was not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Consistent with our revenue recognition for voyage charters, voyage expenses were calculated on a discharge-to-discharge basis.
The procurement of these services is managed on our behalf by our commercial manager, SCM (see Note 17).
Vessel operating costs
Vessel operating costs, which include crewing, repairs and maintenance, insurance, stores, lubricating oil consumption, communication expenses, and technical management fees, are expensed as incurred for vessels that are owned, finance leased or bareboat chartered-in. The procurement of these services is managed on our behalf by our technical manager, SSM (see Note 17).
(Loss) / earnings per share
Basic (loss) / earnings per share is calculated by dividing net (loss) / income attributable to equity holders of the parent by the weighted average number of common shares outstanding. Diluted (loss) / earnings per share is calculated by adjusting the net (loss) / income attributable to equity holders of the parent and the weighted average number of common shares used for calculating basic per share for the effects of all potentially dilutive shares. Such dilutive common shares are excluded when the effect would be to reduce a loss per share or increase earnings per share.
In the years ended December 31, 2017, 2016 and 2015, there were potentially dilutive items as a result of our Equity Incentive Plans (see Note 16) and our convertible senior notes due 2019, or the Convertible Notes, (as described in Note 13). Potentially dilutive items related to our Equity Incentive Plans and Convertible Notes were excluded from the composition of diluted earnings per share for the years ended December 31, 2017 and December 31, 2016 because their effect would have been anti-dilutive.
We apply the if-converted method when determining diluted (loss) / earnings per share. This requires the assumption that all potential ordinary shares have been converted into ordinary shares at the beginning of the period or, if not in existence at the beginning of the period, the date of the issue of the financial instrument or the granting of the rights by which they are granted. Under this method, once potential ordinary shares are converted into ordinary shares during the period, the dividends, interest and other expense associated with those potential ordinary shares will no longer be incurred. The effect of conversion, therefore, is to increase income (or reduce losses) attributable to ordinary equity holders as well as the number of shares in issue. Conversion will not be assumed for purposes of computing diluted earnings per share if the effect would be anti-dilutive.
Charterhire expense
Charterhire expense is the amount we pay to vessel owners to time or bareboat charter-in vessels.  The amount is usually for a fixed period of time at rates that are generally fixed, but may contain a variable component based on inflation, interest rates, profit sharing or current market rates.  In a time charter-in arrangement, the vessel’s owner is responsible for crewing and other vessel operating costs, whereas these costs are the responsibility of the charterer in a bareboat charter-in arrangement. Charterhire expense is recognized ratably over the charterhire period.
Operating leases
Costs in respect of operating leases are charged to the consolidated statement of income or loss on a straight line basis over the lease term.
Foreign currencies
The individual financial statements of Scorpio Tankers Inc. and each of its subsidiaries are presented in the currency of the primary economic environment in which we operate (its functional currency), which in all cases is U.S. dollars. For the purpose of the consolidated financial statements, our results and financial position are also expressed in U.S. dollars.
In preparing the financial statements of Scorpio Tankers Inc. and each of its subsidiaries, transactions in currencies other than the U.S. dollar are recorded at the rate of exchange prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are retranslated into the functional currency at rates ruling at that date. All resultant exchange differences have been recognized in the consolidated statements of income or loss. The amounts charged to the consolidated statements of income or loss during the years ended December 31, 2017, 2016 and 2015 were not material.
Segment reporting
During the years ended December 31, 2017, 2016 and 2015, we owned, finance leased or chartered-in vessels spanning four different vessel classes, Handymax, MR, LR1/Panamax and LR2/Aframax, all of which earn revenues in the seaborne transportation of refined petroleum products in the international shipping markets. Each vessel within its respective class qualifies as an operating segment under IFRS. However, each vessel also exhibits similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria in IFRS. We have therefore chosen to present our segment information by vessel class using the aggregated information from the individual vessels.
Segment results are evaluated based on reported income or loss from each segment. The accounting policies applied to the reportable segments are the same as those used in the preparation of our consolidated financial statements.
It is not practical to report revenue or non-current assets on a geographical basis due to the international nature of the shipping market.
Vessels under construction
As of December 31, 2017 and 2016, we had two and ten vessels under construction, respectively. Vessels under construction are measured at cost and include costs incurred that are directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. These costs include installment payments made to the shipyards, directly attributable financing costs, professional fees and other costs deemed directly attributable to the construction of the asset.
Vessels and drydock
Our fleet is measured at cost, which includes directly attributable financing costs and the cost of work undertaken to enhance the capabilities of the vessels, less accumulated depreciation and impairment losses.
Depreciation is calculated on a straight-line basis to the estimated residual value over the anticipated useful life of the vessel from date of delivery. Vessels under construction are not depreciated until such time as they are ready for use. The residual value is estimated as the lightweight tonnage of each vessel multiplied by scrap value per ton. The scrap value per ton is estimated taking into consideration the historical four-year average scrap market rates available at the balance sheet date with changes accounted for in the period of change and in future periods.
The vessels are required to undergo planned drydocks for replacement of certain components, major repairs and maintenance of other components, which cannot be carried out while the vessels are operating, approximately every 30 months or 60 months depending on the nature of work and external requirements. These drydock costs are capitalized and depreciated on a straight-line basis over the estimated period until the next drydock. In deferred drydocking, we only include direct costs that are incurred as part of the drydocking to meet regulatory requirements, or are expenditures that add economic life to the vessel, increase the vessel’s earnings capacity or improve the vessel’s efficiency. Direct costs include shipyard costs as well as the costs of placing the vessel in the shipyard. Expenditures for normal maintenance and repairs, whether incurred as part of the drydocking or not, are expensed as incurred.
For an acquired or newly built vessel, a notional drydock component is allocated from the vessel’s cost. The notional drydock cost is estimated by us, based on the expected costs related to the next drydock, which is based on experience and past history of similar vessels, and carried separately from the cost of the vessel. Subsequent drydocks are recorded at actual cost incurred. The drydock component is depreciated on a straight-line basis to the next estimated drydock. The estimated amortization period for a drydock is based on the estimated period between drydocks. When the drydock expenditure is incurred prior to the expiry of the period, the remaining balance is expensed.
Business combinations
As described above, we acquired NPTI in two separate transactions. Part of the business was acquired in June 2017 when we acquired the NPTI Acquisition Vessels, and the other part was acquired at the September Closing.
We have accounted for these transactions as business combinations using the acquisition method of accounting as set forth in IFRS 3 Business Combinations, with the Company determined as the accounting acquirer under this guidance. Accordingly, we have measured the identifiable assets acquired and the liabilities assumed at their acquisition date fair values. The consideration transferred has been measured at fair value, with the fair value of the approximately 55 million common shares issued in September 2017 based on the price of such shares on the date of acquisition. The difference between the fair value of the net assets acquired and the fair value of the consideration transferred has been recorded as a bargain purchase gain with respect to the acquisition of the four LR1 tankers in June 2017 and goodwill with respect to the acquisition of the remaining fleet in September 2017. Acquisition related costs have been expensed as incurred. This transaction is further described in Note 2.
Purchase price allocation and goodwill
As of December 31, 2017, goodwill arising from the Merger was provisional on the basis that we are still evaluating the quality and performance characteristics of the vessels acquired. Therefore, as of December 31, 2017 provisional goodwill had not been allocated to a cash generating unit. Once the purchase price allocation is finalized, goodwill arising from the Merger will be allocated to the cash generating units within each of the respective operating segments (LR2s and LR1s) and tested for impairment accordingly.
Impairment of vessels, drydock and vessels under construction
At each balance sheet date, we review the carrying amount of our vessels and drydock and vessels under construction to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the vessels and drydock and vessels under construction is estimated in order to determine the extent of the impairment loss (if any). We treat each vessel and the related drydock as a cash generating unit.
Recoverable amount is the higher of the fair value less cost to sell (determined by taking into consideration two independent broker valuations) and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of the cash generating unit is estimated to be less than its carrying amount, the carrying amount of the cash-generating unit is reduced to its recoverable amount. An impairment loss is recognized as an expense immediately.
Where an impairment loss subsequently reverses, the carrying amount of the cash generating unit is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the cash generating unit in the prior years. A reversal of impairment is recognized as income immediately.
Inventories
Inventories consist of lubricating oils and other items including stock provisions, and are stated at the lower of cost and net realizable value. Cost is determined using the first in first out method. Stores and spares are charged to vessel operating costs when purchased.
Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time (for example, the time period necessary to construct a vessel) to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.
To the extent that variable rate borrowings are used to finance a qualifying asset and are hedged in an effective cash flow hedge of interest rate risk, the effective portion of the derivative is recognized in other comprehensive income and released to income or loss when the qualifying asset impacts income or loss. To the extent that fixed rate borrowings are used to finance a qualifying asset and are hedged in an effective fair value hedge of interest rate risk, the capitalized borrowing costs reflect the hedged interest rate.
Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.
All other borrowing costs are recognized in the consolidated statement of income or loss in the period in which they are incurred.
Financial instruments
Financial assets and financial liabilities are recognized in our balance sheet when we become a party to the contractual provisions of the instrument.
Financial assets
All financial assets are recognized and derecognized on a trade date where the purchase or sale of a financial asset is under a contract whose terms require delivery within the timeframe established by the market concerned, and are initially measured at fair value, plus transaction costs, except for those financial assets classified as at fair value through profit or loss, which are initially measured at fair value.
Financial assets are classified into the following specified categories: financial assets "at fair value through profit or loss", or FVTPL, "available-for-sale" and "loans and receivables". The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition.
Income is recognized on an effective interest basis for debt instruments other than those financial assets classified as at FVTPL.
Financial assets at FVTPL
Financial assets are classified as at FVTPL where the financial asset is held for trading.
A financial asset is classified as held for trading if:

•	it has been acquired principally for the purpose of selling in the near future; or

•	it is a part of an identified portfolio of financial instruments that we manage together and has a recent actual pattern of short-term profit-taking; or

•	it is a derivative that is not designated and effective as a hedging instrument.
Financial assets at FVTPL are stated at fair value, with any resultant gain or loss recognized in the statement of income or loss. The net gain or loss recognized in income or loss incorporates any dividend or interest earned on the financial asset. Fair value is determined in the manner described in Note 24.
Available-for-sale financial assets
Available-for-sale financial assets are non-derivative financial assets that are designated as available-for-sale or are not classified as "loans and receivables," "held-to-maturity" or FVTPL. Available-for-sale financial assets are recognized initially at fair value. Subsequent to initial recognition, any change in fair value is recorded in other comprehensive income or loss. Any dividends received or impairment losses are recorded directly in income or loss. Upon the sale of the assets, the difference between the carrying amount and the sum of (i) the consideration received and (ii) any cumulative gain / loss that had been recognized in other comprehensive income or loss will be recognized in the statement of income or loss.
Available for sale financial assets consisted of our investment in Dorian LPG Ltd., which was sold in July 2015.
Loans and receivables
Amounts due from the Scorpio Group Pools and other receivables that have fixed or determinable payments and are not quoted in an active market are classified as accounts receivable. Accounts receivable are measured at amortized cost using the effective interest method, less any impairment. Interest income is recognized by applying the effective interest rate, except for short-term receivables when the recognition of interest would be immaterial.
Impairment of financial assets
Financial assets, other than those at FVTPL, are assessed for indicators of impairment at each balance sheet date. Financial assets are impaired where there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been impacted.
Objective evidence of impairment of financial assets could include:

•	significant financial difficulty of the issuer or counterparty; or

•	default or delinquency in interest or principal payments; or

•	it becomes probable that the borrower will enter bankruptcy or financial re-organization.
Cash and cash equivalents
Cash and cash equivalents comprise cash on hand and demand deposits, and other short-term highly-liquid investments with original maturities of three months or less, that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these instruments.
Restricted cash
During 2017, we placed deposits in debt service reserve accounts under the terms and conditions set forth under our 2017 Credit Facility. Additionally, as part of the acquisition of NPTI and the assumption of NPTI's indebtedness (as further described in Note 13), we are required to maintain debt service reserve accounts under certain of NPTI's secured credit facilities and sale leaseback arrangements. Funds held in these accounts will be released upon the maturity of such facilities and have accordingly been accounted for as non-current restricted cash on our consolidated balance sheet.
 Financial liabilities
Financial liabilities are classified as either financial liabilities at FVTPL or ‘other financial liabilities’.
Financial liabilities at FVTPL
Financial liabilities are classified as at FVTPL where the financial liability is held for trading, using the criteria set out above for financial assets.
Financial liabilities at FVTPL are stated at fair value, with any resultant gain or loss recognized in the statement of income or loss. The net gain or loss recognized in the statement of income or loss incorporates any interest paid on the financial liability. Fair value is determined in the manner described in Note 24.
Other financial liabilities
Other financial liabilities, including borrowings, are initially measured at fair value, net of transaction costs. Other financial liabilities are subsequently measured at amortized cost using the effective interest method.
Effective interest method
The effective interest method is a method of calculating the amortized cost of a financial asset and a financial liability. It allocates interest income and interest expense over the relevant period. The effective interest rate is the rate that discounts estimated future cash flows (including all fees on points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) over the expected life of the financial asset and financial liability, or, where appropriate, a shorter period.
Convertible debt instruments
In June 2014, we completed an offering for $360.0 million in aggregate principal amount of convertible senior notes due 2019, or the Convertible Notes, in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities’ Act of 1933 (as further described in Note 13). Under International Accounting Standard 32, or IAS 32, we must separately account for the liability and equity components of convertible debt instruments (such as the Convertible Notes) in a manner that reflects the issuer’s economic interest cost. Under this methodology, the instrument is split between its liability and equity components upon initial recognition. The fair value of the liability is measured first, by estimating the fair value of a similar liability that does not have any associated equity conversion option. This becomes the liability’s carrying amount at initial recognition, which is recorded as part of Debt on the consolidated balance sheet. The equity component (the conversion feature) is assigned the residual amount after deducting the amount separately determined for the liability component from the fair value of the instrument as a whole and is recorded as part of Additional paid-in capital within stockholders’ equity on the consolidated balance sheet. Issuance costs are allocated proportionately between the liability and equity components.
The value of the equity component is treated as an original issue discount for purposes of accounting for the liability component of the Convertible Notes. Accordingly, we are required to record non-cash interest expense as a result of the amortization of the discounted carrying value of the Convertible Notes to their face amount over the term of the Convertible Notes. IAS 32 therefore requires interest to include both the current period’s amortization of the debt discount and the instrument’s coupon interest.
Derivative financial instruments
Derivatives are initially recognized at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each balance sheet date. A derivative with a positive fair value is recognized as a financial asset whereas a derivative with a negative fair value is recognized as a financial liability. The resulting gain or loss is recognized in income or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in income or loss depends on the nature of the hedging relationship. During the year ended December 31, 2015, we designated certain derivatives as hedges of highly probable forecast transactions (cash flow hedges) as described further below.
A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instrument is more than 12 months, and it is not expected to be realized or settled within 12 months.
Our derivative financial instruments for the years ended December 31, 2017, 2016 and 2015 consisted of interest rate swaps and/or profit or loss sharing arrangements on time chartered-in vessels with third parties. See Note 14 for further description of these instruments.
Hedge accounting
Our policy is to designate certain hedging instruments, which can include derivatives, embedded derivatives and non-derivatives in respect of foreign currency risk, as either fair value hedges, cash flow hedges, or hedges of net investments in foreign operations. At the inception of the hedge relationship, we document the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, we document whether the hedging instrument is highly effective in offsetting changes in fair values or cash flows of the hedged item.
Derivative financial instruments are initially recognized on the balance sheet at fair value at the date the derivative contract is entered into and are subsequently measured at their fair value as derivative assets or derivative liabilities, respectively. Changes in the fair value of derivative financial instruments, which are designated as cash flow hedges and deemed to be effective, are recognized directly in other comprehensive income. Changes in fair value of a portion of a hedge deemed to be ineffective are recognized in income or loss. Hedge effectiveness is measured quarterly.
Amounts previously recognized in other comprehensive income or loss are reclassified to income or loss in the periods when the hedged item is recognized in income or loss, in the same line of the statement of income or loss as the recognized hedged item. However, when the forecast transaction that is hedged results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously accumulated in equity are transferred from equity and included in the initial measurement of the cost of the non-financial asset or non-financial liability.
Hedge accounting is discontinued when we revoke the hedging relationship, the hedging instrument expires or is sold, terminated, or exercised, or no longer qualifies for hedge accounting. Any gain or loss recognized in other comprehensive income or loss at that time is accumulated and recognized when the forecast transaction is ultimately recognized in income or loss. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in other comprehensive income or loss is recognized immediately in the statement of income or loss.
For the year ended December 31, 2015 we were party to derivative financial instruments to manage our exposure to interest rate fluctuations on our 2011 Credit Facility and 2010 Revolving Credit Facility. The interest rate swaps relating to the 2011 Credit Facility were designated and accounted for as cash flow hedges, and the interest rate swaps relating to the 2010 Revolving Credit Facility were designated at fair value through profit or loss for the years ended December 31, 2015. The interest rate swaps under our 2010 Revolving Credit Facility were terminated in March 2015 and the interest rate swaps under our 2011 Credit Facility expired in June 2015 as further described in Note 14.
Lease Financing
During 2017, we entered into sale and leaseback transactions in which certain of our vessels were sold to a third party and then leased back to us under bareboat charter-in arrangements. In certain of these transactions, the criteria necessary to recognize a sale of these vessels were not met as the terms of these transactions were such that we never part with the risks and rewards incident to ownership of the vessel, which includes an assessment of the likelihood of the exercise of purchase options contained within the contracts. Accordingly, these transactions have been accounted for as financing arrangements, with the liability under each arrangement recorded at amortized cost using the effective interest method and the corresponding vessels recorded at cost, less accumulated depreciation, on our consolidated balance sheet. All of these arrangements are further described in Note 13.
Conversely, certain of our other sale and leaseback transactions that were entered into during 2017 met the criteria as sales and operating leasebacks as set forth under IAS 17, Leases. Accordingly, the losses on the sales of these assets were recognized when the vessels were designated as held for sale. These transactions are further described in Note 6.
Equity instruments
An equity instrument is any contract that evidences a residual interest in our assets after deducting all of its liabilities. Equity instruments issued by us are recorded at the proceeds received, net of direct issue costs.
We had 326,507,544 and 174,629,755 registered shares authorized, issued and outstanding with a par value of $0.01 per share at December 31, 2017 and December 31, 2016, respectively. These shares provide the holders with the same rights to dividends and voting rights.
Provisions
Provisions are recognized when we have a present obligation as a result of a past event, and it is probable that we will be required to settle that obligation. Provisions are measured at our best estimate of the expenditure required to settle the obligation at the balance sheet date, and are discounted to present value where the effect is material.
Dividends
A provision for dividends payable is recognized when the dividend has been declared in accordance with the terms of the shareholder agreement.
Dividends per share presented in these consolidated financial statements are calculated by dividing the aggregate dividends declared by all of our subsidiaries by the number of our shares assuming these shares have been outstanding throughout the periods presented.
Restricted stock
The restricted stock awards granted under our equity incentive plans as described in Note 16 contain only service conditions and are classified as equity settled. Accordingly, the fair value of our restricted stock awards was calculated by multiplying the average of the high and low share price on the grant date and the number of restricted stock shares granted that are expected to vest.  In accordance with IFRS 2 “Share Based Payment,” the share price at the grant date serves as a proxy for the fair value of services to be provided by the individual under the plan.
Compensation expense related to the awards is recognized ratably over the vesting period, based on our estimate of the number of awards that will eventually vest. The vesting period is the period during which an individual is required to provide service in exchange for an award and is updated at each balance sheet date to reflect any revisions in estimates of the number of awards expected to vest as a result of the effect of service vesting conditions. The impact of the revision of the original estimate, if any, is recognized in the consolidated statement of income or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity reserves.
Critical accounting judgments and key sources of estimation uncertainty
In the application of the accounting policies, we are required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an on-going basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
The significant judgments and estimates are as follows:
Revenue recognition
Our revenue is primarily generated from time charters, spot voyages, or pools (see Note 18 for the components of our revenue generated during the years ended December 31, 2017, 2016 and 2015). Revenue recognition for time charters and pools is generally not as complex or as subjective as voyage charters (spot voyages). Time charters are for a specific period of time at a specific rate per day. For long-term time charters, revenue is recognized on a straight-line basis over the term of the charter. Pool revenues are determined by the pool managers from the total revenues and expenses of the pool and allocated to pool participants using a mechanism set out in the pool agreement.
We generated revenue from spot voyages during the year ended December 31, 2017. Within the shipping industry, prior to January 1, 2018 (as discussed below under Standards and Interpretations issued and adopted in 2018), there were two methods used to account for spot voyage revenue: (1) ratably over the estimated length of each voyage or (2) completed voyage. The recognition of voyage revenues ratably over the estimated length of each voyage was the most prevalent method of accounting for voyage revenues and the method used by us. Under each method, voyages were calculated on either a load-to-load or discharge-to-discharge basis. In applying our revenue recognition method, we believed that the discharge-to-discharge basis of calculating voyages more accurately estimated voyage results than the load-to-load basis. In the application of this policy, we did not begin recognizing revenue until (i) the amount of revenue could be measured reliably, (ii) it was probable that the economic benefits associated with the transaction would flow to the entity, (iii) the transactions stage of completion at the balance sheet date could be measured reliably and (iv) the costs incurred and the costs to complete the transaction could be measured reliably.
Vessel impairment
We evaluate the carrying amounts of our vessels and vessels under construction to determine whether there is any indication that those vessels have suffered an impairment loss. If any such indication exists, the recoverable amount of vessels is estimated in order to determine the extent of the impairment loss (if any).
Recoverable amount is the higher of fair value less costs to sell (determined by taking into consideration two independent broker valuations) and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. The projection of cash flows related to vessels is complex and requires us to make various estimates including future freight rates, earnings from the vessels and discount rates. All of these items have been historically volatile. As part of our process of assessing fair value less costs to sell of the vessel, we obtain vessel valuations for our operating vessels from leading, independent and internationally recognized ship brokers on an annual basis or when there is an indication that an asset or assets may be impaired. We generally do not obtain vessel valuations for vessels under construction. If an indication of impairment is identified, the need for recognizing an impairment loss is assessed by comparing the carrying amount of the vessels to the higher of the fair value less costs to sell and the value in use. Likewise, if there is an indication that an impairment loss recognized in prior periods no longer exists or may have decreased, the need for recognizing an impairment reversal is assessed by comparing the carrying amount of the vessels to the latest estimate of recoverable amount.
For the period ended December 31, 2017, we reviewed the carrying amount of our vessels to determine whether there was an indication that these assets had suffered an impairment. First, we compared the carrying amount of our vessels to their fair values less costs to sell (determined by taking into consideration two independent broker valuations). If the carrying amount of our vessels was greater than the fair values less costs to sell, we prepared a value in use calculation where we estimated the vessel’s future cash flows based on a combination of the latest, published, forecast time charter rates for the next three years, a growth rate of 2.47% in freight rates in each period thereafter (which is based off of historical and forecast inflation rates) and our best estimates of vessel operating expenses and drydock costs. These cash flows were then discounted to their present value, using a pre-tax discount rate of 8.03%.
At December 31, 2017, we had 107 vessels in our fleet and two vessels under construction. The results of our impairment test were as follows:

•	Eight of our owned or financed leased vessels in our fleet had fair values less cost to sell more than their carrying amount. As such, there were no indicators of impairment for these vessels.

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99 of our 107 owned or finance leased vessels in our fleet had fair values less costs to sell less than their carrying amount. We prepared a value in use calculation for each of these vessels which resulted in no impairment being recognized.

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We did not obtain independent broker valuations for our two vessels under construction. To assess their carrying values for impairment, we prepared value in use calculations which resulted in no impairment being recognized.

Vessel lives and residual value
The carrying value of each of our vessels represents its original cost at the time it was delivered or purchased less depreciation and impairment. We depreciate our vessels to their residual value on a straight-line basis over their estimated useful lives of 25 years. The estimated useful life of 25 years is management’s best estimate and is also consistent with industry practice for similar vessels. The residual value is estimated as the lightweight tonnage of each vessel multiplied by a forecast scrap value per ton. The scrap value per ton is estimated taking into consideration the historical four-year scrap market rate average at the balance sheet date.
An increase in the estimated useful life of a vessel or in its scrap value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or scrap value would have the effect of increasing the annual depreciation charge.
When regulations place significant limitations over the ability of a vessel to trade on a worldwide basis, the vessel’s useful life is adjusted to end at the date such regulations become effective. No such regulations have been identified that would have impacted the estimated useful life of our vessels. The estimated salvage value of the vessels may not represent the fair market value at any one time since market prices of scrap values tend to fluctuate.
Deferred drydock cost
We recognize drydock costs as a separate component of each vessel’s carrying amount and amortize the drydock cost on a straight-line basis over the estimated period until the next drydock. We use judgment when estimating the period between drydocks performed, which can result in adjustments to the estimated amortization of the drydock expense. If the vessel is disposed of before the next drydock, the remaining balance of the deferred drydock is written-off and forms part of the gain or loss recognized upon disposal of vessels in the period when contracted. We expect that our vessels will be required to be drydocked approximately every 30 to 60 months for major repairs and maintenance that cannot be performed while the vessels are operating. Costs capitalized as part of the drydock include actual costs incurred at the drydock yard and parts and supplies used in making such repairs.
Adoption of new and amended IFRS and IFRIC interpretations from January 1, 2017
Standards and interpretations adopted during the period

•	Annual improvements for IFRS Standards 2014 - 2016 cycle

•	IAS 12 - Recognition of deferred tax assets for unrealized losses

•	IAS 7 - Disclosure initiative - statement of cash flows
The adoption of these standards did not have a material impact on these consolidated financial statements.
Standards and Interpretations issued and adopted in 2018
IFRS 15, Revenue from Contracts with Customers, was issued by the International Accounting Standards Board on May 28, 2014. IFRS 15 amends the existing accounting standards for revenue recognition and is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products or services are transferred to customers. IFRS 15 applies to an entity's first annual IFRS financial statements for a period beginning on or after January 1, 2018. The standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption (the “modified retrospective method”). We are applying the modified retrospective method upon the date of transition. Our revenue is primarily generated from time charters, participation in pooling arrangements and in the spot market. Of these revenue streams, revenue generated in the spot market is within the scope of IFRS 15. Revenue generated from time charters and from pooling arrangements are within the scope of IFRS 16, Leases, which is discussed further below.
For vessels operating in the spot market, we are recognizing revenue ‘over time’ as the customer (i.e. the charterer) is simultaneously receiving and consuming the benefits of the vessel. Under IFRS 15, the time period over which revenue is recognized has changed from the previous accounting standard. Prior to the commencement of IFRS 15, revenue from voyage charter agreements was recognized as voyage revenue on a pro-rata basis over the duration of the voyage on a discharge to discharge basis. In the application of this policy, we did not begin recognizing revenue until (i) the amount of revenue could be measured reliably, (ii) it was probable that the economic benefits associated with the transaction would flow to the entity, (iii) the transactions stage of completion at the balance sheet date could be measured reliably, and (iv) the costs incurred and the costs to complete the transaction could be measured reliably. However, under IFRS 15, the performance obligation has been identified as the transportation of cargo from one point to another. Therefore, in a spot market voyage under IFRS 15, revenue is recognized on a pro-rata basis commencing on the date that the cargo is loaded and concluding on the date of discharge. Moreover, costs incurred in the fulfillment of a voyage charter are deferred and amortized over the course of the charter if they (i) relate directly to such charter, (ii) generate or enhance resources to be used in meeting obligations under the charter and (iii) are expected to be recovered.
The future impact of this standard will be dependent upon the number of vessels that are operating in the spot market, on voyage charters, at the end of each period. There were two vessels operating on voyage charters as of December 31, 2017, and the application of this standard would have resulted in a $0.2 million reduction in revenue and a $0.2 million reduction in voyage expenses for the year ended December 31, 2017.
Standards and Interpretations issued yet not adopted
IFRS 16, Leases, was issued by the International Accounting Standards Board on January 13, 2016. IFRS 16 applies to an entity's first annual IFRS financial statements for a period beginning on or after January 1, 2019. IFRS 16 amends the definition of what constitutes a lease to be a contract that conveys the right to control the use of an identified asset if the lessee has both (i) the right to obtain substantially all of the economic benefits from use of the identified asset and (ii) the right to direct the use of the identified asset throughout the period of use. We have determined that our existing pool and time charter-out arrangements meet the definition of leases under IFRS 16, with the Company as lessor, on the basis that the pool or charterer manages the vessels in order to enter into transportation contracts with their customers, and thereby enjoys the economic benefits derived from such arrangements. Furthermore, the pool or charterer can direct the use of a vessel (subject to certain limitations in the pool or charter agreement) throughout the period of use.
Moreover, under IFRS 16, we are also required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time charter-out or pool arrangements, we have determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. Each component will be quantified on the basis of the relative stand-alone price of each lease component; and on the aggregate stand-alone price of the non-lease components. These components will be accounted for as follows:
•All fixed lease revenue earned under these arrangements will be recognized on a straight-line basis over the term of the lease.
•Lease revenue earned under our pool arrangements will be recognized as it is earned, since it is 100% variable.
•The non-lease component will be accounted for as services revenue under IFRS 15. This revenue will be recognized “over time” as the customer (i.e. the pool or the charterer) is simultaneously receiving and consuming the benefits of the service.
We expect that the application of the above principles will not result in a material difference to the amount of revenue recognized under our existing accounting policies for pool and time-out charter arrangements.
IFRS 16 also amends the existing accounting standards to require lessees to recognize, on a discounted basis, the rights and obligations created by the commitment to lease assets on the balance sheet, unless the term of the lease is 12 months or less. Based on our operating fleet as of December 31, 2017, the standard will result in the recognition of right-of-use assets and corresponding liabilities, on the basis of the discounted remaining future minimum lease payments, relating to our existing bareboat chartered-in vessel commitments that are currently reported as operating leases. We do not expect this standard to impact the accounting for our existing time chartered-in vessels which are scheduled to expire in the first quarter of 2019, however this standard will result in the recognition of right of use assets and corresponding liabilities for our three bareboat chartered-in vessels, which are scheduled to expire in April 2025. Furthermore, the eventual expected impact of this standard as it pertains to time or bareboat chartered-in vessels cannot be estimated as we are unable to predict what our lease commitments will be at December 31, 2018.
IFRS 9, Financial Instruments, reduces the number of categories of financial assets to three and simplifies the rules regarding hedge accounting. It also changes the requirements for the classification and measurement of financial liabilities and for derecognition. In particular, it potentially changes the accounting for the modification of fixed rate financial liabilities measured at amortized cost such that when a fixed rate financial liability measured at amortized cost is modified without resulting in derecognition, a gain or loss should be recognized in profit or loss which is calculated as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate. This standard is effective for annual periods beginning on or after January 1, 2018, and we do not expect the impact of this standard to have a material impact on our financial statements.
Additionally, at the date of authorization of these consolidated financial statements, the following Standards which have not been applied in these consolidated financial statements were issued but not yet effective. We do not expect that the adoption of these standards in future periods will have a material impact on our financial statements.

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Amendment to IFRS 2 - Share Based Payment Transactions - clarifies the standard in relation to the accounting for cash settled share based payment transactions that include a performance condition, the classification of share based payment transactions with net settlement features and the accounting for modifications of share based payment transactions from cash settled to equity settled. Effective for annual periods beginning on or after January 1, 2018.

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IFRIC 22 - Foreign Currency Transactions and Advance Consideration - establishes the date for which to determine the exchange rate to use on the date of initial recognition of a non-monetary prepayment asset or deferred income liability. Effective for annual periods beginning on or after January 1, 2018.

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Amendment to IAS 40 - Investment Property - Amends IAS 40 paragraph 57 to state that an entity shall transfer a property to, or from, investment property when, and only when, there is evidence of a change in use. Effective for annual periods beginning on or after January 1, 2018.

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Amendment to IFRS 10 and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture. Clarifies the recognition of gains and losses arising on the sale or contribution of assets that constitute a business and assets do not constitute a business. The effective date is pending.